SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 0	$ 37,000
Impairment of Long-Lived Assets to be Disposed of	0	896,000
Allowance for Doubtful Accounts Receivable, Current	30,000	16,000
Research and Development Expense, Total	7,597,000	5,468,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6.95	5.29
Stock Issued During Period Non Convertible Debt	1,000,000,000
Common Stock Held By Non Affiliates	700,000,000
Allowance for Doubtful Accounts Receivable, Write-offs	257,000	0
Effective Income Tax Rate Reconciliation, Tax Settlement, Domestic, Percent	50.00%
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Product Warranty Expense	9,000	8,000
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenues	$ 1,000,000,000
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months